PROPERTY AND EQUIPMENT - Property and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT
Total	$ 33,615	$ 34,077	$ 62,545
Accumulated depreciation	(13,409)	(12,801)	(14,855)
Total	20,206	21,276	47,690
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	10,680	10,680	32,427
Machinery and equipment
PROPERTY AND EQUIPMENT
Total	16,081	16,315	22,205
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	414	419	415
Computer and software
PROPERTY AND EQUIPMENT
Total	211	216	203
Buildings
PROPERTY AND EQUIPMENT
Total	1,160	1,227	1,205
Building Fixtures
PROPERTY AND EQUIPMENT
Total	1,256	1,206	1,143
Land
PROPERTY AND EQUIPMENT
Total	3,196	3,382	3,320
Advances on purchases of property and equipment
PROPERTY AND EQUIPMENT
Total	$ 617	$ 632	$ 1,627